Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Banks (29.3%)
	JPMorgan Chase & Co. (XYNS)	4,112,061	1,230,781
	Bank of America Corp. (XNYS)	11,143,501	575,005
	Wells Fargo & Co.	5,030,231	390,044
	Citigroup Inc. (XNYS)	2,643,769	332,851
	PNC Financial Services Group Inc.	659,956	145,929
	US Bancorp	2,548,136	139,765
	Truist Financial Corp.	2,037,212	98,214
	Fifth Third Bancorp	1,486,647	74,228
	Huntington Bancshares Inc.	3,343,949	54,707
	M&T Bank Corp.	244,635	52,868
	Citizens Financial Group Inc.	698,019	43,459
	Regions Financial Corp.	1,402,696	39,275
	KeyCorp.	1,494,206	31,871
	East West Bancorp Inc.	226,008	27,695
[1]	First Citizens BancShares Inc. Class A	12,445	24,772
	Pinnacle Financial Partners Inc.	247,950	24,235
	Webster Financial Corp.	264,781	19,255
	First Horizon Corp.	784,510	19,009
	Wintrust Financial Corp.	110,481	16,598
	Popular Inc.	106,733	15,853
	UMB Financial Corp.	118,725	15,584
	Southstate Bank Corp.	160,840	15,240
	Zions Bancorp NA	242,815	15,164
	Columbia Banking System Inc.	476,001	14,109
	Old National Bancorp	575,401	13,815
	Western Alliance Bancorp	171,316	13,645
	Cullen / Frost Bankers Inc.	98,368	13,331
	Commerce Bancshares Inc.	222,939	11,642
	Prosperity Bancshares Inc.	158,330	10,918
	Valley National Bancorp	773,768	10,655
	FNB Corp.	587,224	10,265
	Glacier Bancorp Inc.	213,531	10,153
	United Bankshares Inc.	230,467	10,005
	Hancock Whitney Corp.	133,366	9,085
	Ameris Bancorp	106,652	8,992
	Atlantic Union Bankshares Corp.	234,596	8,825
	Home BancShares Inc.	314,791	8,424
	Bank OZK	171,297	8,289
	Associated Banc-Corp.	268,768	7,474
*	Axos Financial Inc.	83,799	7,283
*	Texas Capital Bancshares Inc.	72,665	7,229
	Flagstar Bank NA	514,060	7,228
	First Financial Bankshares Inc.	211,809	6,922
	Eastern Bankshares Inc.	347,450	6,855
	ServisFirst Bancshares Inc.	85,675	6,682
	Fulton Financial Corp.	305,050	6,617
	United Community Banks Inc.	196,691	6,481
	International Bancshares Corp.	88,690	6,400
	Independent Bank Corp. (XNGS)	80,284	6,349
	Renasant Corp.	153,711	6,259
	WSFS Financial Corp.	85,902	6,138
	First BanCorp (XNYS)	255,798	6,134
	Cathay General Bancorp	104,557	6,029
	BankUnited Inc.	121,632	5,643
	CVB Financial Corp.	275,907	5,617
	WesBanco Inc.	159,368	5,522
	Community Financial System Inc.	85,290	5,428
	First Hawaiian Inc.	200,157	5,400
	First Financial Bancorp	173,431	5,335
	Simmons First National Corp. Class A	240,397	5,157

		Shares	Market Value ($000)
	Bank of Hawaii Corp.	64,421	4,935
	Seacoast Banking Corp. of Florida	162,788	4,934
	First Interstate BancSystem Inc. Class A	136,032	4,843
	Towne Bank	141,962	4,837
	Banc of California Inc.	239,952	4,612
	Provident Financial Services Inc.	206,684	4,586
	Park National Corp.	26,321	4,516
	Nicolet Bankshares Inc.	32,033	4,493
	WaFd Inc.	123,569	4,394
	First Merchants Corp.	105,281	4,243
	Trustmark Corp.	95,281	4,208
	BOK Financial Corp.	32,445	4,154
	Beacon Financial Corp.	135,789	3,950
*	Customers Bancorp Inc.	52,509	3,946
	First Bancorp / Southern Pines NC	67,077	3,946
	NBT Bancorp Inc.	84,532	3,909
	FB Financial Corp.	72,531	3,822
	BancFirst Corp.	33,882	3,737
	Enterprise Financial Services Corp.	59,825	3,626
*	Bancorp Inc.	65,102	3,591
	First Busey Corp.	131,099	3,588
	Banner Corp.	55,113	3,582
	Stock Yards Bancorp Inc.	45,343	3,253
	OFG Bancorp	71,094	3,239
	Northwest Bancshares Inc.	227,150	3,214
	First Commonwealth Financial Corp.	168,157	3,185
	Pathward Financial Inc.	35,911	2,953
	Stellar Bancorp Inc.	78,633	2,936
	City Holding Co.	23,355	2,903
	National Bank Holdings Corp. Class A	67,974	2,843
	S&T Bancorp Inc.	58,873	2,655
	German American Bancorp Inc.	60,624	2,650
*	Triumph Financial Inc.	36,494	2,600
	TriCo Bancshares	49,857	2,533
	QCR Holdings Inc.	27,269	2,513
	Lakeland Financial Corp.	41,282	2,503
	Hilltop Holdings Inc.	65,967	2,488
	Hope Bancorp Inc.	197,209	2,473
	Dime Community Bancshares Inc.	63,773	2,386
	Live Oak Bancshares Inc.	59,265	2,254
	Bank First Corp.	16,139	2,244
	ConnectOne Bancorp Inc.	72,731	2,187
	Origin Bancorp Inc.	44,865	2,138
	1st Source Corp.	27,881	2,058
	Peoples Bancorp Inc.	57,741	2,008
	Westamerica BanCorp	35,916	1,993
	Community Trust Bancorp Inc.	29,290	1,958
	Byline Bancorp Inc.	55,712	1,844
	Heritage Financial Corp.	67,614	1,842
	Univest Financial Corp.	46,107	1,818
	Preferred Bank	18,816	1,803
	OceanFirst Financial Corp.	92,767	1,743
	Old Second Bancorp Inc.	80,829	1,723
	Tompkins Financial Corp.	19,832	1,709
	Burke & Herbert Financial Services Corp.	26,831	1,706
	First Mid Bancshares Inc.	37,614	1,657
	Metropolitan Bank Holding Corp.	17,850	1,598
	Capitol Federal Financial Inc.	202,686	1,575
*	Coastal Financial Corp.	22,054	1,570
	Horizon Bancorp Inc.	82,925	1,538
	Southside Bancshares Inc.	46,208	1,514
*	Firstsun Capital Bancorp	42,573	1,509
	Business First Bancshares Inc.	52,648	1,499
	Hanmi Financial Corp.	48,566	1,463
	Mercantile Bank Corp.	27,551	1,460
	Esquire Financial Holdings Inc.	13,029	1,432
	Northeast Bank	11,332	1,425
	TrustCo Bank Corp. NY	27,294	1,414
	CNB Financial Corp.	45,263	1,388
	Camden National Corp.	27,347	1,368

		Shares	Market Value ($000)
	Eagle Bancorp Inc.	49,163	1,342
	First Financial Corp.	19,180	1,327
	Farmers National Banc Corp.	90,375	1,282
	Central Pacific Financial Corp.	37,293	1,281
	Equity Bancshares Inc. Class A	27,748	1,279
	NB Bancorp Inc.	62,745	1,257
	Amerant Bancorp Inc.	53,463	1,215
	Amalgamated Financial Corp.	29,017	1,204
	Mid Penn Bancorp Inc.	35,817	1,169
	First Community Bankshares Inc.	26,759	1,154
	Independent Bank Corp.	33,365	1,145
	Orrstown Financial Services Inc.	30,017	1,115
	SmartFinancial Inc.	26,674	1,112
	HomeTrust Bancshares Inc.	23,891	1,110
	Five Star Bancorp	25,812	1,090
	Southern Missouri Bancorp Inc.	15,552	1,074
	Peapack-Gladstone Financial Corp.	24,340	1,053
	Capital City Bank Group Inc.	22,676	1,035
	Washington Trust Bancorp Inc.	30,832	1,004
	Shore Bancshares Inc.	48,431	1,001
	Financial Institutions Inc.	27,028	979
	Arrow Financial Corp.	26,638	978
	Carter Bankshares Inc.	35,839	978
	Community West Bancshares	40,403	970
	Midland States Bancorp Inc.	33,267	925
	Peoples Financial Services Corp.	15,283	908
	Northrim BanCorp Inc.	35,647	881
	Civista Bancshares Inc.	33,191	860
	Northfield Bancorp Inc.	60,529	858
	Bar Harbor Bankshares	24,402	853
	South Plains Financial Inc.	21,006	853
	Great Southern Bancorp Inc.	11,780	845
*	Southern First Bancshares Inc.	14,510	838
	Hingham Institution for Savings	2,826	818
	Flushing Financial Corp.	49,373	788
	Kearny Financial Corp.	93,730	772
	Home Bancorp Inc.	11,298	727
	Sierra Bancorp	19,134	727
	Unity Bancorp Inc.	12,053	673
	Colony Bankcorp Inc.	33,307	659
	Bank of Marin Bancorp	24,747	639
*	Bridgewater Bancshares Inc.	33,424	630
	RBB Bancorp	26,345	630
	Citizens & Northern Corp.	28,219	594
			3,938,586
Capital Markets (26.1%)
	Goldman Sachs Group Inc. (XYNS)	459,496	471,241
	Morgan Stanley	1,945,181	404,598
	Blackrock Inc.	242,266	253,623
	Charles Schwab Corp.	2,710,462	236,759
	S&P Global Inc.	497,594	210,980
	CME Group Inc.	595,548	162,906
	Bank of New York Mellon Corp.	1,127,569	157,217
	Blackstone Inc.	1,218,224	142,496
	Intercontinental Exchange Inc.	929,728	137,460
*	Robinhood Markets Inc. Class A	1,232,012	116,179
	Moody's Corp.	247,366	112,119
	KKR & Co. Inc.	1,024,376	98,279
	MSCI Inc.	117,014	73,880
	State Street Corp.	457,530	71,210
	Nasdaq Inc.	746,426	69,059
	Ameriprise Financial Inc.	148,854	66,346
*	Coinbase Global Inc. Class A	347,805	65,746
	Interactive Brokers Group Inc. Class A	694,544	60,405
	Cboe Global Markets Inc.	171,940	57,352
	Northern Trust Corp.	288,574	47,745
	Ares Management Corp. Class A	344,420	44,258
	Raymond James Financial Inc.	278,400	39,925
	T Rowe Price Group Inc.	356,999	37,317

		Shares	Market Value ($000)
	LPL Financial Holdings Inc.	131,630	36,036
	Evercore Inc. Class A	61,736	21,043
	Carlyle Group Inc.	429,656	19,519
	Tradeweb Markets Inc. Class A	190,442	19,092
	Stifel Financial Corp.	247,243	17,344
	Invesco Ltd.	583,246	16,599
	FactSet Research Systems Inc.	60,044	14,739
	Franklin Resources Inc.	469,716	14,571
	SEI Investments Co.	165,409	14,536
	Jefferies Financial Group Inc.	252,945	13,335
*	StoneX Group Inc.	116,183	13,169
	Houlihan Lokey Inc.	89,279	12,647
	Affiliated Managers Group Inc.	41,604	12,600
	Blue Owl Capital Inc.	1,036,982	10,660
	Janus Henderson Group plc	202,557	10,474
	TPG Inc.	228,484	9,727
*	Galaxy Digital Inc. Class A	316,074	9,349
	Piper Sandler Cos.	114,572	8,984
	Moelis & Co. Class A	119,842	8,064
	MarketAxess Holdings Inc.	58,274	7,578
	Lazard Inc.	153,551	7,268
	Virtu Financial Inc. Class A	134,934	6,767
	Federated Hermes Inc.	119,158	6,680
	BGC Group Inc. Class A	598,346	6,253
	Morningstar Inc.	33,159	6,036
	Hamilton Lane Inc. Class A	69,033	6,015
	StepStone Group Inc. Class A	118,422	5,839
	Victory Capital Holdings Inc. Class A	66,837	5,651
	PJT Partners Inc. Class A	36,502	5,581
	DigitalBridge Group Inc.	295,377	4,620
	Artisan Partners Asset Management Inc. Class A	114,086	4,271
	WisdomTree Inc.	204,741	3,900
	Acadian Asset Management Inc.	46,290	3,347
	Cohen & Steers Inc.	47,289	3,301
	Perella Weinberg Partners	108,069	1,854
	Virtus Investment Partners Inc.	10,407	1,489
*	Donnelley Financial Solutions Inc.	37,355	1,483
*	Miami International Holdings Inc.	30,422	1,437
	GCM Grosvenor Inc. Class A	86,762	922
	Oppenheimer Holdings Inc. Class A	9,265	849
*	Wealthfront Corp.	67,624	826
	Ridgepost Capital Inc. Class A	94,178	780
*	Open Lending Corp.	162,152	370
*	BRC Group Holdings Inc.	35,337	330
			3,513,035
Consumer Finance (4.8%)
	American Express Co.	872,490	276,117
	Capital One Financial Corp.	981,947	184,537
	Synchrony Financial	570,752	40,774
*	SoFi Technologies Inc.	2,093,504	38,144
	Ally Financial Inc.	454,548	19,459
	FirstCash Holdings Inc.	64,998	14,294
	OneMain Holdings Inc.	193,056	10,678
	SLM Corp.	306,237	6,774
*	Enova International Inc.	38,917	6,285
	Bread Financial Holdings Inc.	68,053	6,061
*	Credit Acceptance Corp.	8,923	5,119
*	Dave Inc.	16,985	4,799
*	Upstart Holdings Inc.	136,206	4,602
*	LendingClub Corp.	186,532	3,330
	Nelnet Inc. Class A	22,547	2,944
*	EZCorp. Inc. Class A	89,653	2,801
*	Encore Capital Group Inc.	33,461	2,675
	PROG Holdings Inc.	64,061	2,355
*	Figure Technology Solutions Inc. Class A	53,855	1,904
*	Green Dot Corp. Class A	86,697	1,116
*	PRA Group Inc.	63,222	965
	Navient Corp.	111,145	951
*	LendingTree Inc.	18,924	723

		Shares	Market Value ($000)
*	Atlanticus Holdings Corp.	8,286	714
*	World Acceptance Corp.	4,249	701
	Jefferson Capital Inc.	31,114	529
	Regional Management Corp.	12,502	460
*	NerdWallet Inc. Class A	44,728	385
			640,196
Financial Services (21.6%)
*	Berkshire Hathaway Inc. Class B	2,282,925	1,083,202
	Mastercard Inc. Class A	1,344,142	663,979
	Visa Inc. Class A (XNYS)	1,749,591	570,996
	Apollo Global Management Inc.	688,274	88,588
*	Block Inc. (XNYS)	840,802	63,666
*	Fiserv Inc.	877,764	49,646
	PayPal Holdings Inc. (XNGS)	838,639	37,529
*	Corpay Inc.	103,148	37,319
	Fidelity National Information Services Inc.	844,397	36,301
*	Affirm Holdings Inc.	456,039	33,587
	Global Payments Inc. (XNYS)	338,849	25,586
*	Rocket Cos. Inc. Class A	1,474,030	21,388
*	Toast Inc. Class A	774,178	20,152
	Equitable Holdings Inc.	460,623	19,047
	Jack Henry & Associates Inc.	118,500	16,154
	Voya Financial Inc.	152,377	12,376
	Jackson Financial Inc. Class A	103,999	10,723
	Corebridge Financial Inc.	393,652	10,629
	Essent Group Ltd.	156,427	9,056
	MGIC Investment Corp.	353,262	8,909
	HA Sustainable Infrastructure Capital Inc.	209,972	8,609
*	WEX Inc.	54,083	7,840
	Radian Group Inc.	223,913	7,647
*	Remitly Global Inc.	294,040	5,887
*	NCR Atleos Corp.	119,539	5,331
*	NMI Holdings Inc.	124,484	4,469
*	Euronet Worldwide Inc.	59,236	4,293
	Western Union Co.	514,482	4,183
	PennyMac Financial Services Inc.	48,958	4,106
*	Chime Financial Inc. Class A	200,786	3,735
*,1	Shift4 Payments Inc. Class A	83,372	3,715
*	Sezzle Inc.	27,734	3,277
*	Flywire Corp.	175,313	2,812
	Walker & Dunlop Inc.	55,193	2,770
	Federal Agricultural Mortgage Corp. Class C	15,162	2,696
	EVERTEC Inc.	103,736	2,538
*	Marqeta Inc. Class A	593,723	2,410
*	Payoneer Global Inc.	425,511	2,213
*	Paymentus Holdings Inc. Class A	92,937	2,183
	Merchants Bancorp	33,368	1,573
	UWM Holdings Corp.	510,301	1,561
	Burford Capital Ltd.	318,248	1,477
*	Compass Diversified Holdings	98,331	1,116
	Alerus Financial Corp.	39,014	1,115
	Cass Information Systems Inc.	19,198	884
	Cannae Holdings Inc.	58,987	875
*	International Money Express Inc.	41,096	615
*,1	Better Home & Finance Holding Co.	13,978	408
*	Repay Holdings Corp.	104,686	406
*	Velocity Financial Inc.	19,310	338
*	Acacia Research Corp.	61,481	286
*	loanDepot Inc. Class A	173,378	229
			2,910,430
Insurance (13.8%)
	Progressive Corp.	960,229	182,828
	Chubb Ltd.	574,064	178,953
	Marsh & McLennan Cos. Inc.	790,885	126,518
	Aon plc Class A (XNYS)	334,143	105,609
	Travelers Cos. Inc.	349,141	101,911
	Allstate Corp.	424,197	87,423
	Aflac Inc.	761,408	85,597
	Arthur J Gallagher & Co.	422,042	84,877

		Shares	Market Value ($000)
	MetLife Inc.	909,849	75,235
	American International Group Inc.	877,982	65,173
	Prudential Financial Inc.	570,942	57,460
	Hartford Insurance Group Inc.	451,005	57,336
*	Arch Capital Group Ltd.	570,391	50,959
	Cincinnati Financial Corp.	255,692	40,251
	Willis Towers Watson plc	154,987	38,696
*	Markel Group Inc.	20,600	37,401
	Principal Financial Group Inc.	355,613	36,849
	Loews Corp.	278,795	28,869
	Brown & Brown Inc.	473,743	26,648
	W R Berkley Corp.	353,721	22,475
	Reinsurance Group of America Inc. Class A	107,597	21,599
	Everest Group Ltd.	65,667	21,278
	Assurant Inc.	81,619	20,312
	Fidelity National Financial Inc.	422,697	20,015
	RenaissanceRe Holdings Ltd.	70,853	19,864
	Unum Group	238,632	19,861
	Globe Life Inc.	128,822	19,741
	American Financial Group Inc.	109,430	14,204
	Primerica Inc.	51,676	13,951
	Old Republic International Corp.	370,019	13,776
	Axis Capital Holdings Ltd.	121,743	11,557
	Kinsale Capital Group Inc.	36,228	11,041
	Hanover Insurance Group Inc.	57,565	10,719
	First American Financial Corp.	159,515	10,565
	Lincoln National Corp.	280,856	9,911
	Erie Indemnity Co. Class A	41,718	8,889
*	Oscar Health Inc. Class A	387,228	8,608
	Selective Insurance Group Inc.	97,824	8,466
	White Mountains Insurance Group Ltd.	3,948	8,152
	RLI Corp.	139,658	6,988
	CNO Financial Group Inc.	150,327	6,910
*	Lemonade Inc.	106,600	6,183
*	Brighthouse Financial Inc.	94,757	5,927
	Ryan Specialty Holdings Inc.	181,124	5,769
*	Genworth Financial Inc.	631,088	5,402
	Assured Guaranty Ltd.	69,062	5,125
*	Palomar Holdings Inc.	44,131	4,724
	Mercury General Corp.	44,836	4,395
*	SiriusPoint Ltd.	170,293	3,636
	Stewart Information Services Corp.	50,375	3,273
	Horace Mann Educators Corp.	65,780	3,008
	HCI Group Inc.	18,875	2,908
*	Skyward Specialty Insurance Group Inc.	65,878	2,906
*	Baldwin Insurance Group Inc.	127,205	2,470
	Kemper Corp.	96,489	2,380
	Hamilton Insurance Group Ltd. Class B	77,632	2,299
*	ProAssurance Corp.	78,909	1,893
*	Neptune Insurance Holdings Inc. Class A	62,093	1,743
	Safety Insurance Group Inc.	24,079	1,690
	F&G Annuities & Life Inc.	60,715	1,683
	Universal Insurance Holdings Inc.	43,209	1,600
	United Fire Group Inc.	35,137	1,558
*	Accelerant Holdings Class A	95,822	1,528
	Employers Holdings Inc.	31,191	1,357
*	Trupanion Inc.	58,548	1,277
*	Goosehead Insurance Inc. Class A	36,840	1,267
	AMERISAFE Inc.	30,773	943
*	Root Inc. Class A	17,552	914
*	Heritage Insurance Holdings Inc.	39,906	865
*	Bowhead Specialty Holdings Inc.	29,361	782
*	Hippo Holdings Inc.	29,610	766
*	Slide Insurance Holdings Inc.	40,225	725
*	Greenlight Capital Re Ltd. Class A	44,366	695
	Tiptree Inc.	36,118	659
	Investors Title Co.	2,169	509
	Abacus Global Management Inc.	55,777	501
	Donegal Group Inc. Class A	27,413	465
	American Coastal Insurance Corp.	39,449	412

		Shares	Market Value ($000)
*	Octave Specialty Group Inc.	68,017	373
*	Ategrity Specialty Holdings LLC	15,413	301
	James River Group Holdings Inc.	62,697	245
*	Selectquote Inc.	241,119	241
			1,862,872
Mortgage Real Estate Investment Trusts (REITs) (0.8%)
	Annaly Capital Management Inc.	1,179,491	25,772
[1]	AGNC Investment Corp.	1,844,441	19,201
	Starwood Property Trust Inc.	577,684	9,867
	Rithm Capital Corp.	912,381	8,503
	Blackstone Mortgage Trust Inc. Class A	265,318	4,850
	Dynex Capital Inc.	340,183	4,453
	ARMOUR Residential REIT Inc.	201,818	3,461
	Ellington Financial Inc.	200,435	2,720
	Apollo Commercial Real Estate Finance Inc.	213,694	2,342
[1]	Orchid Island Capital Inc.	330,575	2,241
	Two Harbors Investment Corp.	168,919	2,083
	Ladder Capital Corp.	185,504	1,896
	Chimera Investment Corp.	134,334	1,830
[1]	Arbor Realty Trust Inc.	284,696	1,637
	MFA Financial Inc.	165,662	1,590
	PennyMac Mortgage Investment Trust	140,622	1,471
	Adamas Trust Inc.	138,519	1,274
	Franklin BSP Realty Trust Inc. REIT	131,998	1,144
	Invesco Mortgage Capital Inc. REIT	143,412	1,129
	Redwood Trust Inc.	205,078	1,112
	Brightspire Capital Inc.	186,829	1,078
	TPG RE Finance Trust Inc.	113,585	954
	KKR Real Estate Finance Trust Inc.	89,757	599
	Ready Capital Corp.	250,569	446
*	Claros Mortgage Trust Inc.	179,499	436
	Ares Commercial Real Estate Corp.	85,248	421
			102,510
Total Common Stocks (Cost $9,771,891)			12,967,629
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $485,497)	4,855,558	485,507
Total Investments (100.0%) (Cost $10,257,388)			13,453,136
Other Assets and Liabilities—Net (0.0%)			5,102
Net Assets (100.0%)			13,458,238
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,201.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,448 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	6,076	(4.320)	113	—
Citigroup Inc.	8/31/2027	BANA	13,568	(4.362)	—	(111)
Global Payments Inc.	8/31/2026	BANA	3,256	(4.279)	97	—
Goldman Sachs Group Inc.	8/31/2027	BANA	24,606	(4.434)	753	—
JPMorgan Chase & Co.	2/1/2027	CITNA	9,237	(4.270)	—	(94)
JPMorgan Chase & Co.	8/31/2027	BANA	79,860	(4.417)	—	(1,983)
PayPal Holdings Inc.	8/31/2026	BANA	24,708	(4.346)	315	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
PayPal Holdings Inc.	2/1/2027	CITNA	216	(3.970)	2	—
Raymond James Financial Inc.	2/1/2027	CITNA	1,941	(4.120)	—	(113)
Visa Inc. Class A	2/1/2027	CITNA	334,058	(3.620)	—	(4,126)
					1,280	(6,427)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,967,629	—	—	12,967,629
Temporary Cash Investments	485,507	—	—	485,507
Total	13,453,136	—	—	13,453,136
Derivative Financial Instruments
Assets
Swap Contracts	—	1,280	—	1,280
Liabilities
Swap Contracts	—	(6,427)	—	(6,427)